SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) ¥ / $	Dec. 31, 2014 HKD ¥ / $	Dec. 31, 2013 USD ($) ¥ / $	Dec. 31, 2012 USD ($) ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year end RMB: US$ exchange rate | ¥ / $	6.1460		6.1943	6.3086
Average yearly RMB: US$ exchange rate | ¥ / $	6.1457	6.1457	6.1122	6.3116
Research and development costs	$ 3,914,918		$ 1,260,440	$ 1,132,256
Retirement benefits, contributions by company	193,182		198,019	213,617
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested	$ 44,971,082
VAT rate	17.00%	17.00%
Accumulated statutory reserves	$ 406,053		$ 436,672	$ 294,219
DPS compensation maximum | HKD		HKD 500,000
Fair value of bond payable	15,972,837
Accounts receivable, allowance for doubtful accounts	1,874,330		$ 1,336,177
Advance to suppliers	56,327,390		50,614,815
Advance to suppliers, aging within 60 days	29,692,902
Advance to suppliers, aging within 60-90 days	18,899,528
Advance to suppliers, aging over 90 days	7,734,960
Customer deposits	$ 588,005		$ 2,908,271
Prepayment for plant and equipment
Amortization period, lease term	50 years	50 years
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years